INCOME TAXES (Schedule of Income Tax Payable) (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Income tax payable	$ 2,772,631	$ 2,510,847
Dongsheng Guarantee [Member]
Income tax payable	2,517,538	2,083,683
Jinshang Leasing [Member]
Income tax payable	$ 255,093	$ 427,164